Provisions and Other Liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	100.00%	100.00%	100.00%
Securities quoted in an active market [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	99.20%	98.00%	98.20%
Cash and cash equivalents [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	1.40%	2.20%	2.40%
Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	22.30%	25.20%	35.20%
Bonds and similar instruments [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	66.50%	64.10%	54.30%
Real estate [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	4.20%	3.30%	3.80%
Derivatives [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets		0.10%	(0.10%)
Commodities [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	0.70%	0.80%	1.30%
Other assets [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	4.10%	2.30%	1.30%
Other securities [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	0.80%	2.00%	1.80%
Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets		0.10%
Insurance policies [member]
Disclosure of fair value of plan assets [line items]
Percentage contributed to fair value of plan assets	0.80%	1.90%	1.80%